Related Party Transactions and Balances (Details) - Schedule of Transactions with related parties - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Sales to a related party
Sales to a related party		$ 112,287,775
Purchase of raw materials from a related party
Purchase of raw materials from a related party		63,085,633
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company			1,066,687
Prepayments of equipment to a related party
Prepayments of equipment to a related party			4,512,810
Borrowings from a related party(c)
Borrowings from a related party		5,000,000	44,774,119
Repayment of borrowings to a related party(c)
Repayment of borrowings to a related party		27,992,018
Repayment of interest expenses on borrowings from a related party(c)
Repayment of interest expenses on borrowings from a related party		631,388
VSun JV [Member]
Sales to a related party
Sales to a related party		111,675,535
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company			75,292
Repayment of operating expenses to related parties paid on behalf of the Company
Repayment of operating expenses to related parties paid on behalf of the Company	[1]	148,000
Repayments of equipment to a related party
Repayments of equipment to a related party		1,548,578
Borrowings from a related party(c)
Borrowings from a related party	[2]		44,774,119
Repayment of borrowings to a related party(c)
Repayment of borrowings to a related party	[2]	27,992,018
Accrual of interest expenses on borrowings from a related party(c)
Accrual of interest expenses on borrowings from a related party	[2]	1,005,286	167,481
Repayment of interest expenses on borrowings from a related party(c)
Repayment of interest expenses on borrowings from a related party	[2]	631,388
VSun China [Member]
Sales to a related party
Sales to a related party		341,417
Purchase of raw materials from a related party
Purchase of raw materials from a related party		63,085,633
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company			991,395
Prepayments of raw materials to a related party
Prepayments of raw materials to a related party	[3]	27,582,554	120,422
VSun Bac Ninh [Member]
Sales to a related party
Sales to a related party		251,293
VSun USA [Member]
Sales to a related party
Sales to a related party		$ 19,530

[1]	For the six months ended June 30, 2024, the Company repaid operating expenses of $148,000 to VSUN JV which paid operating expenses on behalf of the Company in the year of 2023.
[2]	For the six months ended June 30, 2023, the Company borrowed loans of approximately $44.8 million (VND 1.1 trillion) from VSun JV as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% and 7%, respectively, in August 2023 and September 2023, and further reduced to 3% in March 2024. For the six months ended June 30, 2024, the Company repaid to VSun JV loan principal of approximately $28.0 million (VND 0.7 trillion) and interest of approximately $0.6 million (VND 15.8 billion). For the six months ended June 30, 2024 and 2023, the Company accrued interest expenses of $1,005,286 and $167,481 on the borrowings. Interest expenses are payable on demand.
[3]	For the six months ended June 30, 2024, the Company also made prepayments of $27,582,554 to VSUN China for raw materials, all which were expected to be delivered to the Company in the second half of 2024. For the six months ended June 30, 2023, the Company also made prepayments of $120,422 to VSUN China for raw materials, all which were delivered to the Company in the second half of 2023.